Consolidated and carve-out statements of financial position - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
NON-CURRENT ASSETS
Property, plant and equipment	$ 16	$ 51
Goodwill	894	925
Intangible assets	24,371	25,122
Right-of-use assets	220	291
Financial assets	59	61
Non-current assets	25,560	26,450
CURRENT ASSETS
Other current receivables	1,206	777
Other current assets	9,101	6,597
Cash and cash equivalents	142,144	102,707
Total current assets	152,451	110,081
Total assets	178,011	136,531
EQUITY
Share capital	2,661	1,935
Treasury shares	(581)	(35)
Reserves	292,315	246,815
Accumulated losses	(152,569)	(132,716)
Total equity	141,826	115,999
NON-CURRENT LIABILITIES
Lease liabilities	89	158
Net pension liabilities	2,436	3,190
Warrant liability	1,124	0
Total non-current liabilities	3,649	3,348
CURRENT LIABILITIES
Trade payables	12,527	8,595
Accrued expenses	14,944	8,339
Deferred revenue	3,488	0
Other current liabilities	1,445	116
Lease liabilities	132	134
Total current liabilities	32,536	17,184
Total liabilities	36,185	20,532
Total equity and liabilities	$ 178,011	$ 136,531